PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of June 30, 2026, prepaid expenses and other current assets primarily consist of accounts receivable of $4,440, prepaid insurance of $9,178, prepaid consulting fees of $104,167, and prepaid subscription of $3,357.

As of December 31, 2025, prepaid expenses and other current assets consist of accounts receivable of $5,578, prepaid insurance of $6,915 and a lease deposit of $10,956

4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2025, prepaid expenses and other current assets consist of accounts receivable of $5,578, prepaid insurance of $6,915 and a lease deposit of $10,956.

As of December 31, 2024, prepaid expenses and other current assets consist of prepaid trade shows of $5,050, lease deposit of $10,956, and receivables from deposits for stock purchases of $5,000 held at the Company’s securities offering subscription platform which had not been released to the Company..